Reconciliation of Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Tax Disclosure [Abstract]
Income tax benefit computed at statutory rate	$ (5)	$ (18)	$ 1	$ (121)	$ (57)
State income tax benefit, net of federal taxes		(2)	(1)	8	(8)
Change in valuation allowance		1	1	3	3
Other			(1)	2	4
Expense (benefit) for income taxes	$ (5)	$ (19)	$ 2	$ (47)	$ (49)